Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Master Portfolio Trust
Entity Central Index Key	0001140869
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Government Portfolio
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Portfolio for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-masterfunds-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-masterfunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Government Portfolio	$1	0.01%
[1]
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 32,974,213,335
Holdings Count | $ / shares	124
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$32,974,213,335
Total Number of Portfolio Holdings	124
Total Management Fee Paid	$0

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition (% of Total Investments)
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-masterfunds-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.